Mineral Properties	12 Months Ended
Dec. 31, 2013
Mineral Properties [Abstract]
Mineral Properties

6.  Mineral Properties

	At December 31, 2012	Cost recovery	At December 31, 2013

Mt. Todd, Australia	$2,146	$-	$2,146
Guadalupe de los Reyes, Mexico	2,752	-	2,752
Los Cardones, Mexico	8,053	(6,517)	1,536
Long Valley, United States	750	-	750
	$13,701	$(6,517)	$7,184

Los Cardones (formerly Condordia)

During October 2013, we and Invecture Group, S.A. de C.V. (“Invecture”) terminated the Earn-in Right Agreement, defined below, and entered into new agreements whereby we agreed to sell our 100% interest in the Los Cardones gold project located in Baja California Sur, Mexico (“Los Cardones Sale”) to Invecture and RPG Structrued Finance S.a.R.L. (the “Purchasers”), for a total of $13,000 ( $7,000 of which was paid in October 2013 and $6,000 was payable January 2014) subject to the Purchasers’ option to elect to not make this payment.  As a result of permitting delays, we and the Purchasers have agreed to extend the due date of the $6,000 payment to July 31, 2014 for consideration of $250.  See Note 20 for discussion.

In February 2012, we entered into an earn-in right agreement (the “Earn-in Right Agreement”) with Invecture with respect to our Los Cardones gold project.  We held the Los Cardones gold project through our wholly-owned subsidiary Desarrollos Zapal S.A de C.V. (“DZ Mexico”).  Under the terms of the Earn-in Right Agreement, Invecture made a non-refundable payment of $2,000 in exchange for the right to earn a 60% interest in DZ Mexico (the “Earn-in Right”).  Invecture’s right to earn a 60% interest in DZ Mexico was adjusted to 62.5% during the three-month period ended June 30, 2012 pursuant to the terms of the Earn-in Right Agreement.  The Earn-in Right would have expired if not exercised by February 7, 2014, subject to extension in certain circumstances (the “Earn-in Period”). The Earn-in Right Agreement provided that during the Earn-in Period, Invecture would, at its sole expense, manage and operate the Los Cardones gold project and would undertake all commercially reasonable efforts to obtain the Change of Forest Land Use Permit and the Authorization of Environmental Impact which are required to develop the project.